Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease right-of-use asset	$ 860,813	$ 363,296	$ 578,513
Current portion	227,597	222,275	215,217
Non-current portion	633,216	141,021	363,296
Operating lease liability	$ 860,813	$ 363,296	$ 578,513